Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Contribution Plan [Abstract]
Retirement benefits	$ 33.7	$ 30.0	$ 32.8